NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
NOTES RECEIVABLE [Abstract]
NOTES RECIEVABLE

NOTE 6 - NOTES RECEIVABLE

Bank acceptance notes:	December 31,
	2012	2011

Due January 7, 2013, subsequently settled on due date	$394,079	$-
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	1,572,698
Due June 5, 2012, subsequently settled on due date	-	2,359,047
Due June 5, 2012, subsequently settled on due date	-	786,349
Due May 23, 2012, subsequently settled on due date	-	1,572,698
Due May 20, 2012, subsequently settled on due date	-	786,349
Due February 20, 2012, subsequently settled on due date	-	1,258,158
Due February 20, 2012, subsequently settled on due date	-	943,619
Total	$394,079	$10,851,616

Notes receivable are received from customers for the purchase of the Company's products and are issued by financial institutions that entitle the Company to receive the full face mount from the financial institution at maturity, which bears no interest and generally ranges from three to six months from the date of issuance.